Directors' Emoluments	12 Months Ended
Dec. 31, 2021
Disclosure Of Directors Emoluments Explanatory [Abstract]
DIRECTORS’ EMOLUMENTS
18.	DIRECTORS’ EMOLUMENTS

The emoluments paid or payable to the directors of the Company were as follows:

	Year ended December 31,
	2021	2020	2019
Salaries
Yan Keyan	597,669	306,466	389,826
Sun Lei	772,000	-	-
Li Huidan	772,000	-	-
Lixia Tu	-	237,880	232,144
John Sano	-	10,350	18,600
Themis Kalapotharakos	-	82,800	148,800
Matthew Los	-	82,800	148,800
Zhongmin Zhang	-	10,350	18,600
Yuet Mei Chan	-	10,350	18,600
	2,141,669	740,996	975,370
Social Welfare
Yan Keyan	1,242	432	1,055
	1,242	432	1,055